Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Statement [Line Items]
Net Income	$ 7,754	$ 5,097	$ 5,758
Other Comprehensive Income (Loss), net of taxes (Note 22)
Reclassification to earnings of (gains) in the year	(43)	(81)	(72)
Other comprehensive income net of tax OCI debt financial assets	(204)	329	340
Net change in unrealized gains (losses) on cash flow hedges
Net change in unrealized gains (losses) on cash flow hedges	(1,380)	1,513	1,444
Reclassification to earnings of (gains) losses on derivatives designated as cash flow hedges in the period	(414)	(47)	143
Other comprehensive income net of tax cash flow hedges	(1,794)	1,466	1,587
Net gains (losses) on translation of net foreign operations
Unrealized gains (losses) on translation of net foreign operations	(2,207)	373	(11)
Unrealized gains (losses) on hedges of net foreign operations	496	(96)	(13)
Other comprehensive income, net of taxes, translation of net foreign operations	(1,711)	277	(24)
Items that will not be reclassified to net income
Unrealized gains on fair value through OCI equity securities arising during the year	20		1
Gains (losses) on remeasurement of pension and other employee future benefit plans	923	(255)	(552)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(196)	(28)	75
Items that will not be reclassified to net income	747	(283)	(476)
Other Comprehensive Income (Loss), net of taxes (Note 22)	(2,962)	1,789	1,427
Total Comprehensive Income	4,792	6,886	7,185
Debt securities [member]
Other Comprehensive Income (Loss), net of taxes (Note 22)
Unrealized gains (losses) on fair value through OCI debt securities arising during the year	$ (161)	$ 410	$ 412